Trade and Accounts Payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and Accounts Payables [Abstract]
Schedule of Trade and Accounts Payables
	2023	2022

Trade accounts payable	24,266,237	9,853,157
Capital accruals	5,615,601	Nil
SEC settlement obligation (Note 18)	5,000,000	Nil
Accrued interest on borrowings	3,519,648	3,815,551
Accrued expenses	1,512,726	3,076,957
VAT payable	339,397	497,083
	40,253,609	17,242,748